Financial risk management, Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Bond Bank	Dec. 31, 2022 USD ($)
Financial risk management [Abstract]
Number of banks cash balance held | Bank	3
Number of bonds valued on portfolio | Bond	0
Percentage of value of portfolio	3.00%
Impairment Allowance Recognized for Credit Losses [Roll Forward]
Opening impairment allowance	$ 121	$ 0
Movement in impairment allowance during the year	(1)	121
Closing impairment allowance	$ 120	$ 121